UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22145

Federal Life Trust

(Exact name of registrant as specified in charter)

3750 West Deerfield Road
Riverwoods, Illinois 60015

 (Address of principal executive offices)

William S. Austin
President and Chief Operating Officer
Federal Life Insurance Company (Mutual)
3750 West Deerfield Road
Riverwoods, Illinois 60015

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 233-3750

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Item 1.  Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

Federal Life Trust
(A Delaware Series Statutory Trust)

Semi-Annual Report
for the Six Months Ended June 30, 2010 (Unaudited)

Federal Life Trust
(A Delaware Series Statutory Trust)
Six Months Ended June 30, 2010 (Unaudited)

Table of Contents

Management’s Discussion Regarding the Funds	2

Key Fund Statistics	3

Financial Statements

Individual Series Statements of Assets and Liabilities	7

Individual Series Schedule of Investments	8

Individual Series Statements of Operations	10

Individual Series Statements of Changes in Net Assets	11

Notes to Individual Series Financial Statements	13

Supplementary Information (Unaudited)

Expense Example	21

Federal Life Trust
(A Delaware Series Statutory Trust)
June 30, 2010 (Unaudited)

To our Shareholders: Management’s Discussion Regarding the Funds

During the second quarter of 2010, the stock market hit a rough patch while the bond market coincidentally staged a strong rally.  This was due in large part to an abrupt change in expectations regarding the U.S. economic recovery and a continuation of European sovereign debt concerns.

The United States and many other countries around the world continue to work out of their “balance sheet” recessions as financial sector and consumer sector deleveraging run their course.  Meanwhile, non-financial corporate balance sheets are generally very healthy relative to history as measured by cash to total capitalization ratios.

In today’s marketplace, psychology is playing a significant role in investors’ pricing of both stocks and bonds. Clearly, with cash and their equivalents still yielding next to nothing, investors have fled to the bond market while shunning the volatility of the stock market.

This investor psychology has manifested itself in lopsided net money flows for stock and bond funds.  Investors put $140 billion into taxable bond funds in the first half of 2010.  Meanwhile, $19 billion was pulled out of domestic equity funds over the same period.  This continues a trend that was also in place during the stock market rally of 2009.

/s/ William S. Austin
William S. Austin
President
Federal Life Trust

Federal Life Equity Portfolio
The Federal Life Equity Portfolio returned -5.81% for the six months ended June 30, 2010.  By comparison, the S&P 500® Index and the MSCI EAFE® Index returned -6.65% and -13.23%, respectively.

The best performing exchange-traded funds (ETFs) in the portfolio during the period were the Vanguard REIT ETF and the iShares S&P Small Cap 600 ETF, which returned 5.80% and -0.59%, respectively.  The Vanguard European ETF and the iShares S&P Natural Resource ETF performed least well in the period, returning -17.10% and -9.59%, respectively.

Federal Life Fixed Income Portfolio
The Federal Life Fixed Income Portfolio returned 4.63% for the six months ended June 30, 2010.  By comparison, the Lipper General Bond Index and the Lipper General U.S. Government Index returned 3.69% and 6.05%, respectively.

The best performing exchange-traded funds (ETFs) in the portfolio during the period were the iShares 20+ Year Treasury Bond ETF and the iShares 10-20 Year Treasury Bond ETF, which returned 15.50% and 11.96%, respectively. The iShares High Yield Corporate Bond ETF and the iShares 1-3 Year Credit Bond ETF performed least well in the period, returning -1.04% and -1.36%, respectively.

Federal Life Trust
(A Delaware Series Statutory Trust)
Key Fund Statistics
June 30, 2010 (Unaudited)

Federal Life Equity Portfolio

Total Returns
For the period ended June 30, 2010

	Three Months	Six Months	Cumulative Since Inception *

Equity Portfolio	-10.59%	-5.81%	1.40%
S&P 500®Index**+	-11.43%	-6.65%	0.86%
MSCI EAFE® Index**^	-13.97%	-13.23%	-10.22%

*   Commencement of operations was October 30, 2009.

** Unmanaged index of stocks, bonds, or mutual funds.  It is not possible to invest directly in an index.

+ The S&P 500® Index is an unmanaged capitalization-weighted index (weighted by the market value of the companies) of 500 stocks listed on various exchanges.

^ The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 21 developed markets country indices:  Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Performance data quoted represents past performance which is not predictive of future performance. The investment return and principal value of Portfolio shares will fluctuate and when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To receive current performance to the most recent month end, please call 1-800-233-3750.  As of December 31, 2009, the gross expense ratio for the Fund was 7.36% (as disclosed in the most recent Prospectus) compared to the June 30, 2010 gross expense ratio of 6.37%.

Performance returns for the Portfolios reflect a fee waiver in effect.  In the absence of such a waiver, the returns would be reduced.

Performance returns shown reflect the reinvestment of dividends, but does not reflect any deduction for fees, expenses or taxes.

Federal Life Trust
(A Delaware Series Statutory Trust)
Key Fund Statistics
June 30, 2010 (Unaudited)

Federal Life Equity Portfolio

Growth & Value	40.5%
Growth	14.5
Value - Large Cap	9.7
Growth & Income	8.0
Emerging Market – Equity	7.8
Region Fund - European	6.3
Region Fund - Asian Pacific Ex Japan	5.4
Sector Fund - Real Estate	3.3
Money Market Fund	2.1
Sector Fund - Energy	1.7

All percentages are based on total net assets.

Federal Life Trust
(A Delaware Series Statutory Trust)
Key Fund Statistics
June 30, 2010 (Unaudited)

Federal Life Fixed Income Portfolio

Total Returns
 For the period ended June 30, 2010

	Three Months	Six Months	Average Annual Since Inception *

Fixed Income Portfolio	3.17%	4.63%	4.62%
Lipper General Bond Funds Index**#	1.42%	3.69%	3.26%
Lipper General U.S. Gov’t Funds Index**§	4.58%	6.05%	4.97%

*   Commencement of operations was October 30, 2009.

** Unmanaged index of stocks, bonds, or mutual funds.  It is not possible to invest directly in an index.

# The Lipper General Bond Funds Index is an average of funds that do not have any quality or maturity restrictions. The funds intend to keep a bulk of their assets in corporate and government debt issues. The total return of the Lipper General Bond Funds Index does not include the effect of sales charges. You cannot invest directly in the Lipper General Bond Funds Index.

§ The Lipper General U.S. Government Funds Index is an average of funds that invest at least 65% of their assets in U.S. government and agency issues. The total return of the Lipper General U.S. Government Funds Index does not include the effect of sales charges. You cannot invest directly in the Lipper General U.S. Government Funds Index.

Performance data quoted represents past performance which is not predictive of future performance. The investment return and principal value of Portfolio shares will fluctuate and when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To receive current performance to the most recent month end, please call 1-800-233-3750.  As of December 31, 2009, the gross expense ratio for the Fund was 18.60% (as disclosed in the most recent Prospectus) compared to the June 30, 2010 gross expense ratio of 9.23%.

Performance returns for the Portfolios reflect a fee waiver in effect.  In the absence of such a waiver, the returns would be reduced.

Performance returns shown reflect the reinvestment of dividends, but does not reflect any deduction for fees, expenses or taxes.

Federal Life Trust
(A Delaware Series Statutory Trust)
Key Fund Statistics
June 30, 2010 (Unaudited)

Federal Life Fixed Income Portfolio

Government/Agency	29.6%
Corporate/Preferred - Investment Grade	27.0
Asset Backed Securities	16.7
Government/Agency – Intermediate-Term	11.5
Corporate/Preferred - High Yield	7.5
Government/Agency – Inter./Long-Term	4.9
Money Market Fund	3.2

All percentages are based on total net assets.

Federal Life Trust
(A Delaware Series Statutory Trust)
Individual Series Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

	Equity Portfolio	Fixed Income Portfolio
Assets:
Short-term investments	$52,459	$33,437
Investments at fair value
Equity Portfolio (Cost $2,472,725)	2,472,520	-
Fixed Income Portfolio (Cost $994,630)	-	1,020,207
Amounts due from Federal Life	26,269	8,920
Interest and dividends receivable	2,559	6
Prepaid expenses	-	12
Total Assets	2,553,807	1,062,582

Liabilities:
Administration and fund accounting fees	3,699	3,699
Shareholder servicing fees and expenses	1,203	1,526
Directors' fees	157	82
Custody fees	1,428	1,441
Other accrued expenses	3,604	6,903
Total Liabilities	10,091	13,651
Net Assets	$2,543,716	$1,048,931

Net Assets Consist of:
Paid-in-capital	$2,531,429	$1,008,458
Undistributed net investment income	12,492	14,646
Accumulated net realized gain on investments	-	250
Net unrealized appreciation (depreciation) on investments	(205)	25,577
Net Assets	$2,543,716	$1,048,931

Capital Stock, $.001 Par Value
Authorized shares	Unlimited	Unlimited
Issued and outstanding shares	252,986	100,850
Net asset value and redemption price per share
(net assets/share outstanding)	$10.05	$10.40

The accompanying notes are an integral part of the financial statements.

Federal Life Trust
(A Delaware Series Statutory Trust)
Individual Series Schedule of Investments
June 30, 2010 (Unaudited)

	Number of	Equity
	Shares	Portfolio
Investment Companies / ETFs - 97.2%
Emerging Market - Equity - 7.8%
Vanguard Emerging Markets Stock ETF	5,200	$197,548

Growth - 14.5%
Vanguard Growth ETF	7,600	369,664

Growth & Income - 8.0%
iShares Dow Jones Select Dividend Index	4,800	203,568

Growth & Value - 40.5%
iShares S&P MidCap 400 Index	4,100	291,592
iShares S&P SmallCap 600 Index	4,500	243,630
SPDRs Trust Series 1	4,800	495,456
		1,030,678

Region Fund - Asian Pacific Ex Japan - 5.4%
Vanguard Pacific Stock ETF	2,900	137,924

Region Fund - European - 6.3%
Vanguard European ETF	4,000	160,760

Sector Fund - Energy -1.7%
iShares S&P North American Natural Resources Sector Index	1,400	43,176

Sector Fund - Real Estate - 3.3%
Vanguard REIT Index ETF	1,800	83,682

Value - Large Cap - 9.7%
Vanguard Value ETF	5,500	245,520

Total Investment Companies / ETFs
(Cost $2,472,725) - 97.2%	43,000	2,472,520

Money Market Fund - 2.1%
Federated Prime Obligations Fund, Institutional Class	52,459	52,459

Total Investments
(Cost $2,525,184) - 99.3%	95,459	2,524,979

Other assets less liabilities - 0.7%		18,737

Total Net Assets - 100.0%		$2,543,716
ETF – Exchange Traded Fund
REIT – Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Federal Life Trust
(A Delaware Series Statutory Trust)
Individual Series Schedule of Investments
June 30, 2010 (Unaudited)

	Number of	Fixed Income
	Shares	Portfolio
Investment Companies / ETFs - 97.2%
Asset Backed Securities - 16.7%
iShares Barclays MBS Bond	1,600	$175,088

Corporate/Preferred - High Yield - 7.5%
iShares iBoxx $ High Yield Corporate Bond	925	78,532

Corporate/Preferred - Investment Grade - 27.0%
iShares Barclays 1-3 Year Credit Bond	480	49,872
iShares iBoxx Investment Grade Corporate Bond	2,150	233,189
		283,061

Government/Agency - 29.6%
iShares Barclays TIPS Bond	700	74,837
Vanguard Total Bond Market ETF	2,900	236,002
		310,839

Government/Agency – Intermediate-Term - 11.5%
iShares Barclays 1-3 Year Treasury Bond	550	46,266
iShares Barclays 3-7 Year Treasury Bond	440	50,745
iShares Barclays 7-10 Year Treasury Bond	250	23,918
		120,929

Government/Agency - Intermediate/Long-Term- 4.9%
iShares Barclays 10-20 Year Treasury Bond	225	26,320
iShares Barclays 20+ Year Treasury Bond	250	25,438
		51,758

Total Investment Companies/ETFs
(Cost $994,630) - 97.2%	10,470	1,020,207

Money Market Fund - 3.2%
Federated Prime Obligations Fund, Institutional Class	33,437	33,437

Total Investments
(Cost $1,028,067) - 100.4%	43,907	1,053,644

Liabilities less other assets - (0.4)%		(4,713)

Total Net Assets - 100.0%		$1,048,931
ETF – Exchange Traded Fund

The accompanying notes are an integral part of the financial statements.

Federal Life Trust
(A Delaware Series Statutory Trust)
Individual Series Statements of Operations
Six Months Ended June 30, 2010 (Unaudited)

	Equity Portfolio	Fixed Income Portfolio

Investment Income:
Dividends	$18,844	$17,146
Interest	41	31

Total Investment Income	18,885	17,177

Expenses:
Administration and fund accounting fees	22,315	22,315
Professional fees	19,952	4,158
Shareholder servicing fees and expenses	8,369	7,787
Reports to shareholders	8,642	1,884
Directors' fees	7,784	1,925
Custody fees	3,252	3,176
Management fees	3,404	1,266
Federal and state registration fees	157	96
Other expenses	12,780	4,128
Total Expenses Before Reimbursement	86,655	46,735

Expenses Reimbursed	(79,847)	(44,204)

Net Expenses	6,808	2,531

Net Investment Income	12,077	14,646

Unrealized Appreciation (Depreciation) on Investments	(166,676)	31,857

Net Increase (Decrease) in Net Assets Resulting from Operations	$(154,599)	$46,503

The accompanying notes are an integral part of the financial statements.

Federal Life Trust
(A Delaware Series Statutory Trust)
Individual Series Statements of Changes in Net Assets

	Equity Portfolio
	Six Months Ended June 30, 2010 (Unaudited)	Period Ended December 31, 2009*
Changes in Net Assets Resulting from Operations:
Net investment income	$12,077	$24,344
Capital gain dividends from mutual funds	-	-
Unrealized gains (losses) on investments	(166,676)	166,471

Net Increase (Decrease) in Net Assets Resulting from Operations	(154,599)	190,815

Distributions from Ordinary Income to Shareholders	-	(23,946)

Capital Share Transactions
Proceeds from sale of shares	-	2,507,500
Proceeds from reinvestment of distributions	-	23,946

Net Increase from Capital Share Transactions	-	2,531,446

Net Increase in Net Assets	(154,599)	2,698,315

Net Assets
Beginning of period (Note 1)	2,698,315	-

Total Net Assets, End of Period	$2,543,716	$2,698,315

Accumulated net investment income	12,492	415

Transactions in Shares
Shares sold	-	250,742
Proceeds from reinvestment of distributions	-	2,244

Ending Shares	-	252,986

*   Commencement of operations was October 30, 2009.

The accompanying notes are an integral part of the financial statements.

Federal Life Trust
(A Delaware Series Statutory Trust)
Individual Series Statements of Changes in Net Assets

	Fixed Income Portfolio
	Six Months Ended June 30, 2010 (Unaudited)	Period Ended December 31, 2009*
Changes in Net Assets from Operations
Net investment income	$14,646	$5,802
Capital gain dividends from mutual funds	-	406
Unrealized gains (losses) on investments	31,857	(6,280)

Net Increase (Decrease) in Net Assets Resulting from Operations	46,503	(72)

Distributions from Ordinary Income to Shareholders	-	(5,965)

Capital Share Transactions
Proceeds from sale of shares	-	1,002,500
Proceeds from reinvestment of distributions	-	5,965

Net Increase from Capital Share Transactions	-	1,008,465

Net Increase in Net Assets	46,503	1,002,428

Net Assets
Beginning of period (Note 1)	1,002,428	-

Total Net Assets, End of Period	$1,048,931	$1,002,428

Accumulated net investment income	14,646	-

Transactions in Shares
Shares sold	-	100,250
Proceeds from reinvestment of distributions	-	600

Ending Shares	-	100,850

*   Commencement of operations was October 30, 2009.

The accompanying notes are an integral part of the financial statements.

Federal Life Trust
(A Delaware Series Statutory Trust)
Notes to Individual Series Financial Statements
June 30, 2010 (Unaudited)

Note 1 - Industry Operations

The Federal Life Trust (the “Trust”) was organized on November 16, 2007 as a statutory trust under the laws of the State of Delaware and is registered under the Investment Company Act of 1940. The Trust is an open-end, series management investment company with two Portfolios, the Federal Life Equity Portfolio and the Federal Life Fixed Income Portfolio (each a “Portfolio” and collectively the “Portfolios”). The Portfolios are investment vehicles for individual variable deferred annuity contracts issued by Federal Life Variable Annuity Account-A, a separate account. Shares of the Portfolios are offered only to Federal Life Insurance Company (Mutual) and the separate account to fund the benefits of individual variable deferred annuity contracts. Shares are not offered to the general public.

The Federal Life Equity Portfolio seeks to provide investors with capital appreciation. The Portfolio is a “fund-of-funds” and seeks to achieve its investment objective by investing primarily in a portfolio of securities of exchange-traded funds (each an “ETF” or “Underlying ETF” and collectively, “ETFs” or “Underlying ETFs”).

The Federal Life Fixed Income Portfolio seeks to provide investors with current income and preservation of capital. The Portfolio is a “fund-of-funds” and seeks to achieve its investment objective by investing primarily in a portfolio of securities of ETFs.

The Trust had only one transaction in 2008, which was an initial contribution from Federal Life Insurance Company (Mutual) of $100,000. The $100,000 was invested in the portfolios on October 30, 2009 and is included in the proceeds from sale of shares in the statements of changes in net assets for the year ended December 31, 2009.

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation

The financial statements are presented on the accrual basis of accounting.

Valuation of Investments

Investments in securities traded on a national securities exchange, including ETFs, are valued at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one portfolio are allocated in proportion to the net assets of each portfolio except where allocation of direct expenses to each portfolio or an alternative allocation method can be more appropriately made.

Federal Life Trust
(A Delaware Series Statutory Trust)
Notes to Individual Series Financial Statements
June 30, 2010 (Unaudited)

Note 2 - Summary of Significant Accounting Policies (Continued)

Income Taxes

The Trust’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore no federal or state income tax provision is required.

The Trust’s adoption of the Income Tax Topic regarding uncertain tax positions of GAAPUSA on January 1, 2009 had no effect on its financial position as management believes the Trust has no material unrecognized income tax benefits. The Trust would account for any potential interest or penalties related to possible future liabilities for unrecognized income tax benefits as income tax expense. Prior to adoption of the Income Tax Topic, the Trust accounted for tax positions under a contingent loss model, requiring recognition of a tax liability when it was both (1) probable that it had been incurred as of year-end and (2) the amount could be reasonably estimated.

Distributions to Shareholders

The Portfolios declare and pay dividends annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Note 3 - Investment Advisory Agreement

The Trust, on behalf of the Portfolios, has entered into an Investment Advisory Agreement (the Agreement) with FLC Investment Management Company, LLC (the Adviser), which is a wholly owned subsidiary of Federal Life Insurance Company (Mutual) (“Federal Life”). Under the terms of the Agreement, the Portfolios pay a monthly investment advisory fee to the Adviser at the annual rate of 0.25% of the Portfolios’ average daily net assets. The Adviser has selected Alley Company, LLC, an independent SEC-registered investment adviser that specializes in separate account equity investment management, to serve as the Subadviser to each Portfolio (Alley Company or Subadviser). Under the terms of the Investment Subadvisory Agreement between the Trust, the Adviser and the Subadviser (the Subadvisory Agreement), the Subadviser receives a management fee (the Subadviser Management Fee), payable monthly, for the performance of its services. The annual Subadviser Management Fee is paid out of the Adviser Management Fee and is equal to 0.25% of the average net assets of each Portfolio.

Federal Life has contractually agreed to reimburse the Portfolios’ operating expenses (excluding management fees and expenses not normally considered operating expenses such as extraordinary expenses) in order to limit total annual operating expenses to 0.25% of the Portfolios’ average daily net assets. For the six months ended June 30, 2010, Federal Life reimbursed expenses totaling $79,847 for the Federal Life Equity Portfolio and $44,204 for the Federal Life Fixed Income Portfolio. Federal Life may recover from the Portfolios expenses previously reimbursed if a Portfolio’s expense ratio, including the recovered expenses, falls below the expense limit at the end of the fiscal year. As of June 30, 2010, the amount of these potentially recoverable expenses was $110,293 for the Federal Life Equity Portfolio and $75,356 for the Federal Life Fixed Income Portfolio. Federal Life is permitted to seek reimbursement from the Portfolios for three fiscal years following the fiscal year in which such reimbursements occurred; provided, however, Federal Life may not recapture any amount that would cause the Portfolios to exceed their annual expense limitation. The expense reimbursement arrangement shall continue until terminated by Federal Life at any time following one year after the effective date of the most recent registration statement of the Trust.

FED Mutual Financial Services, Inc. (the Distributor) serves as the principal underwriter and national distributor for the shares of the Portfolios. UMB Fund Services, Inc. (UMBFS) serves as the Portfolios’ fund accountant and administrator. UMBFS also serves as the Portfolios’ transfer agent and UMB Bank, n.a. (UMBNA), an affiliate of UMBFS, serves as the Portfolios’ custodian.

Federal Life Trust
(A Delaware Series Statutory Trust)
Notes to Individual Series Financial Statements
June 30, 2010 (Unaudited)

Note 3 - Investment Advisory Agreement (Continued)

Certain trustees and officers of the Trust are trustees and officers of one or more of the above affiliates. The Portfolios do not compensate trustees and officers affiliated with the Portfolios.

Note 4 - Federal Income Taxes

The Trust intends to qualify for tax treatment applicable to regulated investment companies under the Code and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for federal income or excise taxes.

The character of distributions made during the year from net investment loss or net realized gain may differ from character for federal income tax purposes due to differences in the recognition of income expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

As of June 30, 2010, the cost of securities, on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Equity Portfolio	Fixed Income Portfolio

Cost of Investments	$2,525,184	$1,028,067

Gross Unrealized Appreciation	57,579	25,876
Gross Unrealized Depreciation	(57,784)	(299)

Net Unrealized Appreciation
(Depreciation) on Investments	$(205)	$25,577

As of December 31, 2009, the components of accumulated earnings (deficit) were as follows:

	Equity Portfolio	Fixed Income Portfolio

Undistributed Ordinary Income	$415	$-

Undistributed Long-Term Capital Gains	-	250

Accumulated Earnings	415	250
Net Unrealized Appreciation (Depreciation)	166,471	(6,280)

Total Accumulated Earnings (Deficit)	$166,886	$(6,030)

Federal Life Trust
(A Delaware Series Statutory Trust)
Notes to Individual Series Financial Statements
June 30, 2010 (Unaudited)

Note 4 - Federal Income Taxes (Continued)

The tax characters of distributions paid during the taxable year ended December 31, 2009 were as follows:

	Equity Portfolio	Fixed Income Portfolio

Distributions Paid from Ordinary Income	$23,946	$5,965

Note 5 - Investment Transactions

For the six months ended June 30, 2010, cost of purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales

Equity Portfolio	$-	$-
Fixed Income Portfolio	18,767	-

Note 6 - Fair Value Measurements

GAAPUSA defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. GAAPUSA describes three approaches to measuring the fair value of assets and liabilities: the market approach, the income approach and the cost approach. Each approach includes multiple valuation techniques. The standard does not prescribe which valuation technique should be used when measuring fair value, but does establish a fair value hierarchy that prioritizes the inputs used in applying the various techniques. Inputs broadly refer to the assumptions that market participants use to make pricing decisions, including assumptions about risk. Level 1 inputs are given the highest priority in the hierarchy while Level 3 inputs are given the lowest priority. Assets and liabilities carried at fair value are classified in one of the following three categories based on the nature of the inputs to the valuation technique used:

• Level 1 - Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.
• Level 2 - Observable market-based inputs or unobservable inputs that are corroborated by market data.
• Level 3 - Unobservable inputs that are not corroborated by market data. These inputs reflect management’s best estimate of fair value using its own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following tables set forth by level within the fair value hierarchy the company’s assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2010. As required by GAAPUSA, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Trust’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect their placement within the fair value hierarchy.

Federal Life Trust
(A Delaware Series Statutory Trust)
Notes to Individual Series Financial Statements
June 30, 2010 (Unaudited)

Note 6 - Fair Value Measurements (Continued)

		Recurring Fair Value Measurement at Reporting Date
Description		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	Fair Value	Identical	Observable	Unobservable
	as of	Assets	Inputs	Inputs
	June 30, 2010	( Level 1)	(Level 2)	(Level 3)

Equity Portfolio
Assets
Investment Companies, ETFs	$2,472,520	$2,472,520	$-	$-
Money Market Fund	52,459	52,459	-	-

Fixed Income Portfolio
Assets
Investment Companies, ETFs	1,020,207	1,020,207	-	-
Money Market Fund	33,437	33,437	-	-
	$3,578,623	$3,578,623	$-	$-

All Investment Companies/ETFs held in the Portfolios are Level 1 securities. For a detailed breakout of the Investment Companies/ETFs by investment objective, please refer to Individual Series Schedule of Investments.

Federal Life Trust
(A Delaware Series Statutory Trust)
Notes to Individual Series Financial Statements

Note 7 - Financial Statement Highlights

	Equity Portfolio
	Six Months Ended June 30, 2010 (Unaudited)		Period Ended December 31, 2009*
Selected per Share Data
Net asset value, beginning of period	$10.67		$10.00

Income from investment operations
Net investment income	0.05		0.10
Net realized and unrealized gain (loss) on investments	(0.67)		0.67

Total income from investment operations	(0.62)		0.77

Distributions and other
Less distributions from realized gains	-		-
Less income distributions	-		(0.10)
Redemptions fees	-		-

Total distribution and other	-		(0.10)

Net asset value, end of period	$10.05		$10.67

Total Return	(5.81	)% (a)	7.65	% (a)

Ratios and Supplemental Data
Net assets, end of period (000's)	$2,554.00		$2,698.00

Ratio of operating expense to average net assets
With expense reimbursement	0.50	% (b)	0.50	% (b)
Without expense reimbursement	6.37	% (b)	7.17	% (b)
Ratio of net investment income (loss)
to average net assets
With expense reimbursement	0.89	% (b)	5.33	% (b)
Without expense reimbursement	(4.98	)% (b)	(1.34	)% (b)
Portfolio turnover rate	0.00%		0.00%

* Commencement of operations was October 30, 2009.
(a) - Not Annualized
(b) - Annualized

Federal Life Trust
(A Delaware Series Statutory Trust)
Notes to Individual Series Financial Statements

Note 7 - Financial Statement Highlights (Continued)

	Fixed Income Portfolio
	Six Months Ended June 30, 2010 (Unaudited)		Period Ended December 31, 2009*
Selected per Share Data
Net asset value, beginning of period	$9.94		$10.00

Income (loss) from investment operations
Net investment income	0.15		0.06
Net realized and unrealized gain (loss) on investments	0.31		(0.06)

Total income from investment operations	0.46		-

Distributions and other
Less distributions from realized gains	-		-
Less income distributions	-		(0.06)
Redemptions fees	-		-

Total distribution and other	-		(0.06)

Net asset value, end of period	$10.40		$9.94

Total Return	4.63	% (a)	0.00	% (a)

Ratios and Supplemental Data
Net assets, end of period (000's)	$1,049.00		$1,002.00

Ratio of operating expense to average net assets
With expense reimbursement	0.50	% (b)	0.50	% (b)
Without expense reimbursement	9.23	% (b)	18.40	% (b)
Ratio of net investment income (loss)
to average net assets
With expense reimbursement	2.89	% (b)	3.33	% (b)
Without expense reimbursement	(5.84	)% (b)	(14.57	)% (b)
Portfolio turnover rate	0.00%		0.00%

* Commencement of operations was October 30, 2009.
(a) - Not Annualized
(b) - Annualized

Federal Life Trust
(A Delaware Series Statutory Trust)
Notes to Individual Series Financial Statements
June 30, 2010 (Unaudited)

Note 8 – Indemnifications

In the normal course of business, the Portfolios enter into contracts that contain a variety of representations, which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss to be remote.

Note 9 – Subsequent Events

The Portfolios have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.   Management has evaluated the Portfolios’ related events and transactions and there were no events or transactions that materially impacted the amounts or disclosures in the Portfolios’ financial statements.

Federal Life Trust
(A Delaware Series Statutory Trust)
Supplementary Information
June 30, 2010 (Unaudited)

Expense Example

As a shareholder of the Federal Life Trust Portfolios (the “Portfolios”), you incur ongoing costs, including management fees and other Portfolio expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Portfolio or an asset-based management fee. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses

The first line of the following table under each Portfolio’s name entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the following table under each Portfolio's name entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Portfolios' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolios' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During Period
	Value	Value	Expense	01/01/10 -
Portfolio	01/01/10	06/30/10	Ratio	06/30/10*

Equity Portfolio
Actual	$1,000.00	$941.90	0.50%	$2.41
Hypothetical	1,000.00	1,022.52	0.50%	2.51

Fixed Income Portfolio
Actual	1,000.00	1,046.30	0.50%	2.54
Hypothetical	1,000.00	1,022.52	0.50%	2.51

* Expenses are equal to each Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by the number of days in the fiscal year (365) (to reflect actual days in the period).

Federal Life Trust
(A Delaware Series Statutory Trust)
June 30, 2010 (Unaudited)

Trustees and Officers

Total remuneration paid to the independent trustees of the Trust and FLC Investment Management Company, LLC, the investment adviser to the Portfolios and the only affiliate of the officers and trustees of the Trust who was compensated by the Trust for the applicable period, was $17,443 for the six-month period ended June 30, 2010.

Portfolio Holdings

The Trust files its complete schedule of portfolio holdings for each Portfolio with the SEC for the first and third quarters of each fiscal year on Form N-Q. Copies of the Trust’s Forms N-Q are available without a charge, upon request, by contacting Federal Life Insurance Company (Mutual) at 3750 West Deerfield Road, Riverwoods, Illinois 60015, calling 1-800-233-3750 or accessing the SEC's website at www.sec.gov. You may also review and copy the Trust’s Forms N-Q at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling toll-free   1-800-732-0330.

Proxy Voting

The Trust has delegated the responsibility for voting proxies to the Adviser as part of the Adviser’s general management of the Portfolio, subject to continuing oversight by the Board of Trustees. Portfolio policies and procedures used to determine how to vote proxies relating to portfolio securities and a summary of how the Adviser voted Portfolio proxies during the most recent 12-month period ending June 30, 2010, are available without charge, upon request, by calling toll-free 1-800-233-3750 or on the SEC’s website at www.sec.gov.

Item 2.  Code of Ethics

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-end Management Investment Companies

Not applicable.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 11.  Controls and Procedures

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a)	(1)	Code of Ethics as required by Item 2. Not applicable to semi-annual reports.

	(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

	(3)	Not applicable

(b)
Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Federal Life Trust

/s/ William S. Austin
William S. Austin
President & Trustee
September 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ William S. Austin
William S. Austin
President & Trustee
September 1, 2010

/s/ Fred T. Barth
Fred T. Barth
Treasurer
September 1, 2010